Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Faneuil [Member]
Business Acquisition [Line Items]
Assets and Liabilities Assumed
The following table summarizes the historical cost of assets and liabilities assumed on March 19, 2012, the date of the Faneuil Acquisition:

Cash		$2.3
Accounts receivable		11.8
Property, plant and equipment		10.3
Goodwill		13.0
Other intangible assets:
Customer relationships	$0.2
Tradenames	0.8
Software	0.3
Total other intangible assets		1.3
Other assets		7.2
Total assets acquired		45.9
Deferred revenues		1.2
Capital leases		1.0
Other liabilities		7.5
Net assets acquired		$36.2

MacAndrews Acquisition [Member]
Business Acquisition [Line Items]
Assets and Liabilities Assumed
The following table summarizes the estimated fair values of the Company's assets and liabilities assumed at the date of the MacAndrews Acquisition:

Cash		$185.2
Accounts receivable		110.1
Property, plant and equipment		207.1
Goodwill *		748.4
Other intangible assets:
Customer relationships	$1,519.0
Tradenames	101.4
Technology	39.8
Total other intangible assets		1,660.2
Other assets *		147.6
Total assets acquired *		3,058.6
Deferred revenues		96.8
Long-term debt		1,787.4
Deferred tax liabilities *		723.8
Other liabilities *		308.4
Net assets acquired *		$142.2

Business Acquisition, Pro Forma Information
The unaudited financial information in the table below summarizes the results of continuing operations of the Company, on a pro forma basis, as though the acquisition had occurred as of the beginning of the year presented. The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if this transaction had taken place at the beginning of the year presented, nor does it purport to represent results of operations for future periods.

Unaudited Pro Forma
Year ended December 31, 2011
Net revenues	$1,313.0
Operating income	92.3
Net loss from continuing operations	(101.5)
Depreciation and amortization (excluding amortization of deferred financing fees)	130.4